EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
Net profit (loss) attributable to equity owners of the parent	$ 2,851	$ (11,841)	$ (10,548)
Convertible bonds (in shares)	81,492,951